Insurance Contract Receivables and Payables - Changes in insurance premiums receivable and reinsurance premiums receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance premiums receivable
Insurance premiums receivable, beginning balance	$ 3,665.6	$ 3,325.0
Gross premiums written	18,118.6	14,309.4
Premiums collected	(15,703.6)	(12,537.2)
Amounts due to brokers and agents	(1,770.1)	(1,417.3)
Acquisitions of subsidiaries (note 23)	10.2
Divestiture of subsidiary	(25.2)
Foreign exchange effect and other	(48.4)	(14.3)
Insurance premiums receivable, ending balance	4,247.1	3,665.6
Reinsurance premiums receivable
Reinsurance premiums receivable, beginning balance	1,385.3	1,176.0
Gross premiums written	5,791.6	4,670.0
Premiums collected	(3,963.7)	(3,375.6)
Amounts due to brokers and agents	(1,332.3)	(1,104.8)
Acquisitions of subsidiaries (note 23)	25.8
Foreign exchange effect and other	(42.8)	19.7
Reinsurance premiums receivable, ending balance	$ 1,863.9	1,385.3
European Run-off
Insurance premiums receivable
Assets held for sale		$ 146.5